LEASES (Schedule of Lease Liabilities) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	$ 1,852
Additions during year	183
Deletions during year	0
Interest expense during year	244
Exchange Differences During Year	55
Payments during year	(440)
Balance at end of year	1,894
Property [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	1,733
Additions during year	0
Deletions during year	0
Interest expense during year	228
Exchange Differences During Year	54
Payments during year	(307)
Balance at end of year	1,708
Motor vehicles [member]
Disclosure Of Quantitative Information About Lease Liabilities [Line Items]
Balance at beginning of year	119
Additions during year	183
Deletions during year	0
Interest expense during year	16
Exchange Differences During Year	1
Payments during year	(133)
Balance at end of year	$ 186